UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – Capital Research and Managementsm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

October 31, 2009
unaudited

Common stocks — 94.50%	Shares	Value

INFORMATION TECHNOLOGY — 16.49%
Microsoft Corp.	121,000	$3,355,330
Cisco Systems, Inc.1	98,000	2,239,300
Oracle Corp.	89,000	1,877,900
International Business Machines Corp.	12,000	1,447,320
Google Inc., Class A1	2,400	1,286,688
QUALCOMM Inc.	30,000	1,242,300
Hewlett-Packard Co.	11,000	522,060
Intel Corp.	25,000	477,750
Applied Materials, Inc.	25,000	305,000
Nokia Corp. (ADR)	22,000	277,420
		13,031,068

CONSUMER STAPLES — 15.17%
Coca-Cola Co.	55,000	2,932,050
Philip Morris International Inc.	55,000	2,604,800
Wal-Mart Stores, Inc.	40,000	1,987,200
PepsiCo, Inc.	20,000	1,211,000
Hershey Co.	26,500	1,001,435
Kraft Foods Inc., Class A	25,000	688,000
Avon Products, Inc.	19,600	628,180
Walgreen Co.	14,000	529,620
Procter & Gamble Co.	7,000	406,000
		11,988,285

FINANCIALS — 13.25%
Wells Fargo & Co.	90,000	2,476,800
Berkshire Hathaway Inc., Class A1	20	1,980,000
American Express Co.	46,000	1,602,640
U.S. Bancorp	39,000	905,580
Allstate Corp.	22,000	650,540
JPMorgan Chase & Co.	15,000	626,550
Chubb Corp.	11,000	533,720
PNC Financial Services Group, Inc.	8,000	391,520
BB&T Corp.	14,000	334,740
Lincoln National Corp.	13,000	309,790
Comerica Inc.	10,000	277,500
KeyCorp	45,000	242,550
Citigroup Inc.	35,000	143,150
		10,475,080

HEALTH CARE — 12.24%
Merck & Co., Inc.	61,000	1,886,730
Medtronic, Inc.	35,000	1,249,500
Eli Lilly and Co.	30,000	1,020,300
UnitedHealth Group Inc.	39,000	1,012,050
Novo Nordisk A/S, Class B2	16,000	996,497
Becton, Dickinson and Co.	11,000	751,960
Pfizer Inc	41,850	712,706
Bristol-Myers Squibb Co.	28,000	610,400
Abbott Laboratories	12,000	606,840
Stryker Corp.	9,000	414,000
Johnson & Johnson	7,000	413,350
		9,674,333

ENERGY — 10.51%
Chevron Corp.	33,000	2,525,820
Exxon Mobil Corp.	28,000	2,006,760
Royal Dutch Shell PLC, Class B (ADR)	21,000	1,221,360
ConocoPhillips	12,000	602,160
Penn West Energy Trust	27,500	456,764
Schlumberger Ltd.	7,000	435,400
Occidental Petroleum Corp.	5,000	379,400
Baker Hughes Inc.	9,000	378,630
TOTAL SA (ADR)	5,000	300,350
		8,306,644

INDUSTRIALS — 10.44%
Boeing Co.	39,000	1,864,200
Burlington Northern Santa Fe Corp.	15,000	1,129,800
Honeywell International Inc.	23,000	825,470
General Electric Co.	55,000	784,300
Deere & Co.	15,000	683,250
United Parcel Service, Inc., Class B	10,000	536,800
Avery Dennison Corp.	15,000	534,750
FedEx Corp.	6,000	436,140
Illinois Tool Works Inc.	9,000	413,280
Emerson Electric Co.	10,000	377,500
United Technologies Corp.	6,000	368,700
Waste Management, Inc.	10,000	298,800
		8,252,990

MATERIALS — 5.95%
BHP Billiton Ltd.2	40,000	1,311,517
Monsanto Co.	15,000	1,007,700
Air Products and Chemicals, Inc.	13,000	1,002,690
E.I. du Pont de Nemours and Co.	17,000	540,940
Dow Chemical Co.	20,000	469,600
Alcoa Inc.	30,000	372,600
		4,705,047

CONSUMER DISCRETIONARY — 4.48%
Time Warner Inc.	33,333	1,003,990
Home Depot, Inc.	29,500	740,155
News Corp., Class A	36,000	414,720
Lowe’s Companies, Inc.	18,000	352,260
McDonald’s Corp.	6,000	351,660
Nordstrom, Inc.	11,000	349,580
J.C. Penney Co., Inc.	10,000	331,300
		3,543,665

TELECOMMUNICATION SERVICES — 3.83%
AT&T Inc.	66,000	1,694,220
Verizon Communications Inc.	45,000	1,331,550
		3,025,770

UTILITIES — 1.50%
PG&E Corp.	14,000	572,460
Southern Co.	12,000	374,280
Exelon Corp.	5,000	234,800
		1,181,540

MISCELLANEOUS — 0.64%
Other common stocks in initial period of acquisition		503,250

Total common stocks (cost: $70,496,605)		74,687,672

	Principal amount
Short-term securities — 5.18%	(000)

Bank of America Corp. 0.10% due 11/2/2009	$1,000	999,992
Abbott Laboratories 0.13% due 12/22/20093	900	899,779
E.I. duPont de Nemours and Co. 0.11%–0.12% due 11/9/20093	800	799,977
Yale University 0.26% due 12/15/2009	700	699,807
Paccar Financial Corp. 0.19% due 1/27/2010	500	499,765
Private Export Funding Corp. 0.22% due 12/3/20093	200	199,959

Total short-term securities (cost: $4,099,297)		4,099,279

Total investment securities (cost: $74,595,902)		78,786,951
Other assets less liabilities		250,370

Net assets		$79,037,321

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
2
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,308,014, which represented 2.92% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,899,715, which represented 2.40% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the trust’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2009:

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$13,031,068	$—		$—	$13,031,068
Consumer staples	11,988,285	—		—	11,988,285
Financials	10,475,080	—		—	10,475,080
Health care	8,677,836	996,497	*	—	9,674,333
Energy	8,306,644	—		—	8,306,644
Industrials	8,252,990	—		—	8,252,990
Materials	3,393,530	1,311,517	*	—	4,705,047
Consumer discretionary	3,543,665	—		—	3,543,665
Telecommunication services	3,025,770	—		—	3,025,770
Utilities	1,181,540	—		—	1,181,540
Miscellaneous	503,250	—		—	503,250
Short-term securities	—	4,099,279		—	4,099,279
Total	$72,379,658	$6,407,293		$—	$78,786,951

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,308,014 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information

Gross unrealized appreciation on investment securities	$11,251,114
Gross unrealized depreciation on investment securities	(7,060,065)
Net unrealized appreciation on investment securities	4,191,049
Cost of investment securities for federal income tax purposes	74,595,902

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in the fund’s summary prospectus and prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

October 31, 2009
unaudited

Bonds & notes — 96.41%	Principal amount (000)	Value

CORPORATE BONDS & NOTES — 31.22%
Financials — 9.18%
Banco Santander-Chile 5.375% 20141	$300	$310,595
Countrywide Financial Corp., Series B, 5.80% 2012	205	218,226
Bank of America Corp. 5.65% 2018	50	50,621
Resona Bank, Ltd. 5.85% (undated)1,2	305	267,220
United Overseas Bank Ltd. 5.375% 20191,2	250	254,615
CNA Financial Corp. 6.50% 2016	250	239,208
Loews Corp. 6.00% 2035	225	213,375
New York Life Global Funding 4.65% 20131	200	211,593
Simon Property Group, LP 6.75% 2014	70	75,394
Simon Property Group, LP 6.125% 2018	125	129,715
Capital One Capital III 7.686% 20362	231	199,815
Kimco Realty Corp., Series C, 4.82% 2014	200	198,575
UniCredito Italiano SpA 5.584% 20171,2	200	184,963
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	150	159,000
American Express Co. 6.15% 2017	150	158,424
Principal Life Insurance Co. 5.30% 2013	150	154,496
Prudential Holdings, LLC, Series C, 8.695% 20231,3	150	154,024
Hospitality Properties Trust 6.30% 2016	150	139,165
HBOS PLC 6.75% 20181	150	138,742
Prologis 7.375% 2019	110	110,538
Nationwide Financial Services, Inc. 6.75% 20672	145	110,189
Monumental Global Funding 5.50% 20131	100	102,646
Royal Bank of Scotland Group PLC 4.875% 20141	100	101,885
Fifth Third Capital Trust IV 6.50% 20672	125	90,312
Santander Issuances, SA Unipersonal 5.805% 20161,2	100	88,783
		4,062,119

Industrials — 5.56%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20113	385	383,316
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163	106	98,914
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20223	70	60,900
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	161	153,314
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20131,3	225	231,422
BAE Systems Holdings Inc. 4.95% 20141	125	129,837
BAE Systems Holdings Inc. 6.375% 20191	200	219,675
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	200	190,250
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	121	106,768
Burlington Northern Santa Fe Corp. 7.00% 2014	125	142,919
Burlington Northern Santa Fe Corp. 4.70% 2019	125	125,929
Norfolk Southern Corp. 5.75% 2018	200	217,758
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	137	119,470
CSX Corp. 5.75% 2013	50	53,585
CSX Corp. 6.15% 2037	50	52,073
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20123	89	88,625
Northrop Grumman Corp. 5.05% 2019	80	84,271
		2,459,026

Telecommunication services — 3.64%
SBC Communications Inc. 6.25% 2011	250	266,051
AT&T Wireless Services, Inc. 7.875% 2011	100	108,363
AT&T Inc. 4.95% 2013	200	213,599
SBC Communications Inc. 5.625% 2016	125	136,189
Telecom Italia Capital SA 5.25% 2015	100	103,775
Telecom Italia Capital SA 7.721% 2038	250	290,814
Verizon Communications Inc. 3.75% 20111	225	232,678
Verizon Communications Inc. 5.55% 20141	85	92,705
France Télécom 4.375% 2014	100	105,669
Telefónica Emisiones, SAU 4.949% 2015	60	63,615
		1,613,458

Utilities — 3.46%
Reliant Energy Resources Corp. 7.75% 2011	250	266,833
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	238,628
E.ON International Finance BV 5.80% 20181	200	216,023
Iberdrola Finance Ireland 3.80% 20141	185	186,923
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	150	163,362
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20361	150	147,451
Niagara Mohawk Power 3.553% 20141	125	125,945
Enel Finance International 3.875% 20141	100	101,256
Midwest Generation, LLC, Series B, 8.56% 20163	83	84,941
		1,531,362

Consumer discretionary — 2.36%
Tele-Communications, Inc. 9.80% 2012	215	246,398
Comcast Corp. 5.875% 2018	120	126,896
News America Inc. 6.15% 2037	300	292,547
Time Warner Cable Inc. 6.75% 2018	150	165,404
Time Warner Cable Inc. 8.25% 2019	30	36,149
Thomson Reuters Corp. 6.50% 2018	85	96,743
Seminole Tribe of Florida 5.798% 20131,3	85	80,984
		1,045,121

Energy — 2.34%
Enbridge Energy Partners, LP, Series B, 7.50% 2038	250	285,398
Shell International Finance 1.30% 2011	125	125,730
Shell International Finance B.V. 4.00% 2014	90	94,672
Rockies Express Pipeline LLC 6.85% 20181	150	168,520
TransCanada PipeLines Ltd. 6.35% 20672	150	139,822
BP Capital Markets PLC 3.875% 2015	125	130,108
Qatar Petroleum 5.579% 20111,3	44	45,962
Devon Energy Corp. 6.30% 2019	40	44,369
		1,034,581

Consumer staples — 2.00%
Altria Group, Inc. 9.25% 2019	150	182,167
Kroger Co. 6.40% 2017	150	166,280
Procter & Gamble Co. 3.50% 2015	150	154,708
Anheuser-Busch InBev NV 4.125% 20151	125	126,183
Safeway Inc. 6.25% 2014	100	110,539
CVS Caremark Corp. 6.60% 2019	90	100,549
Delhaize Group 5.875% 2014	40	43,115
		883,541

Health care — 1.79%
Pfizer Inc. 5.35% 2015	125	138,177
Pfizer Inc. 6.20% 2019	130	148,274
Roche Holdings Inc. 6.00% 20191	180	199,683
Novartis Capital Corp. 4.125% 2014	150	158,592
Abbott Laboratories 5.125% 2019	100	106,205
Merck & Co., Inc. 5.00% 2019	40	42,653
		793,584

Information technology — 0.89%
National Semiconductor Corp. 6.15% 2012	150	157,113
KLA-Tencor Corp. 6.90% 2018	125	131,255
Oracle Corp. 3.75% 2014	100	104,068
		392,436

Total corporate bonds & notes		13,815,228

MORTGAGE- AND ASSET-BACKED OBLIGATIONS3 — 28.44%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	516,499
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	265,073
Fannie Mae 6.00% 2021	11	11,652
Fannie Mae, Series 2001-4, Class GA, 10.048% 20252	18	21,013
Fannie Mae 6.00% 2026	79	83,891
Fannie Mae 7.50% 2031	5	5,520
Fannie Mae 5.606% 20372	208	220,879
Fannie Mae 6.00% 2037	155	165,205
Fannie Mae 6.00% 2037	152	161,912
Fannie Mae 6.50% 2037	1,190	1,279,497
Fannie Mae 7.00% 2037	151	164,726
Fannie Mae 5.50% 2038	1,004	1,059,036
Fannie Mae 5.50% 2038	450	474,872
Fannie Mae 5.50% 2038	345	364,258
Fannie Mae 6.00% 2038	268	285,091
Fannie Mae 3.62% 20392,4	40	41,122
Fannie Mae 3.625% 20392	15	15,449
Fannie Mae 3.70% 20392,4	366	376,036
Fannie Mae 3.761% 20392	21	21,363
Fannie Mae 3.85% 20392	10	10,352
Fannie Mae 3.90% 20392,4	15	15,471
Fannie Mae 3.951% 20392	13	13,385
Fannie Mae 4.00% 20392,4	15	15,529
Fannie Mae 6.00% 2039	405	430,249
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	15	16,899
Freddie Mac 5.00% 2023	359	379,906
Freddie Mac 5.00% 2023	288	304,228
Freddie Mac 5.00% 2023	76	80,193
Freddie Mac 5.00% 2024	281	297,649
Freddie Mac 6.00% 2026	286	305,559
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	92	80,790
Freddie Mac, Series 3257, Class PA, 5.50% 2036	202	215,468
Freddie Mac, Series 3318, Class JT, 5.50% 2037	209	220,195
Freddie Mac 3.604% 20392	54	55,199
Freddie Mac 3.756% 20392	11	11,339
Freddie Mac 3.85% 20392	11	11,316
Freddie Mac 5.00% 2039	424	440,061
Freddie Mac 5.50% 2039	559	589,694
Government National Mortgage Assn. 6.00% 2038	351	374,856
Government National Mortgage Assn. 6.50% 2038	305	325,871
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	254,340
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	125	124,746
Nationwide Building Society, Series 2007-2, 5.50% 20121	250	268,101
Bank of America 5.50% 20121	250	266,257
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	262,447
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261	256	244,327
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	200	206,028
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	200,266
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20361	200	199,104
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20371	200	194,514
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	174	176,737
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	146	150,152
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	80	80,964
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.905% 20362	103	73,436
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	51	51,377
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20171	35	29,924
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	27	26,652
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.267% 20271,2	27	25,753
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	13	12,748
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	11	10,864
		12,586,040

BONDS & NOTES OF U.S. GOVERNMENT — 29.93%
U.S. Treasury 1.75% 2011	863	877,157
U.S. Treasury 4.875% 2012	1,305	1,417,047
U.S. Treasury 2.00% 2013	380	381,144
U.S. Treasury 4.25% 2013	1,772	1,931,409
U.S. Treasury 1.75% 2014	1,380	1,365,234
U.S. Treasury 4.00% 2015	255	275,341
U.S. Treasury 4.125% 2015	255	276,476
U.S. Treasury 11.25% 2015	520	748,109
U.S. Treasury 3.00% 2016	210	210,951
U.S. Treasury 3.50% 2018	1,850	1,885,557
U.S. Treasury 4.00% 2018	575	604,739
U.S. Treasury 3.125% 2019	1,310	1,282,005
U.S. Treasury 6.00% 2026	300	367,173
U.S. Treasury 4.50% 2036	1,490	1,556,931
U.S. Treasury 4.375% 2038	65	66,564
		13,245,837

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.24%
German Government 4.25% 2014	€160	$254,842
German Government 3.75% 2017	155	240,890
German Government, Series 8, 4.25% 2018	390	622,452
French Government O.A.T. Eurobond 4.00% 2018	530	821,246
France Government Agency-Guaranteed, Société Finance 2.875% 20141	$200	200,502
Polish Government 6.375% 2019	100	110,616
South Korean Government 5.75% 2014	100	108,599
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20141	105	105,144
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20121	100	101,321
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20141	100	100,433
United Mexican States Government Global 5.95% 2019	90	94,500
		2,760,545

MUNICIPALS — 0.58%
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	125	128,838
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	123	101,361
State of California, Various Purpose General Obligation Bonds, 7.50% 2034	20	20,801
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	6	5,568
		256,568

Total bonds & notes (cost: $41,251,005)		42,664,218

Preferred securities — 1.63%	Shares

FINANCIALS — 1.63%
QBE Capital Funding II LP 6.797%1,2	200,000	162,967
PNC Preferred Funding Trust I 6.517%1,2	200,000	141,443
AXA SA, Series B, 6.379%1,2	150,000	129,375
HBOS Capital Funding LP 6.071%1,2	150,000	99,750
Barclays Bank PLC 7.434%1,2	100,000	93,500
BNP Paribas 7.195%1,2	100,000	92,500

Total preferred securities (cost: $766,142)		719,535

	Principal amount
Short-term securities — 0.90%	(000)

Paccar Financial Corp. 0.20% due 1/21/2010	$400	399,778

Total short-term securities (cost: $399,818)		399,778

Total investment securities (cost: $42,416,965)		43,783,531
Other assets less liabilities		471,217

Net assets		$44,254,748

1
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,734,228, which represented 15.22% of the net assets of the fund.

2	Coupon rate may change periodically.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $448,158, which represented 1.01% of the net assets of the fund.

Key to symbol

€ = Euros

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indicationxs of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2009, all of the fund’s investment securities and forward currency contracts were classified as Level 2.

Federal income tax information

Gross unrealized appreciation on investment securities	$1,465,737
Gross unrealized depreciation on investment securities	(432,418)
Net unrealized appreciation on investment securities	1,033,319
Cost of investment securities for federal income tax purposes	42,750,212

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in each fund’s summary prospectus and prospectus, which should be read carefully before investing.

MFGEFP-985-1209O-S21449

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 29, 2009

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 29, 2009